Capital Stock (Tables)	3 Months Ended
Mar. 31, 2016
Equity [Abstract]
Net Income (loss) Per Common Share
A reconciliation of the components of basic and diluted net loss per common share for the quarters ended March 31, 2016 and 2015 is presented in the table below.

	For the Quarter Ended March 31,
	2016			2015
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(In millions, except per share amounts)
Basic:
Loss from continuing operations	$(372)	378	$(0.98)	$(1,096)	377	$(2.91)
Loss from discontinued operations	—	378	—	(238)	377	(0.63)
Loss attributable to common stock	$(372)	378	$(0.98)	$(1,334)	377	$(3.54)
Effect of Dilutive Securities:
Stock options and other	$—	—	$—	$—	—	$—
Diluted:
Loss from continuing operations	$(372)	378	$(0.98)	$(1,096)	377	$(2.91)
Loss from discontinued operations	—	378	—	(238)	377	(0.63)
Loss attributable to common stock	$(372)	378	$(0.98)	$(1,334)	377	$(3.54)